Our Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Property, Plant and Equipment [Line Items]
Sales Allowances, Goods	$ 35,800	$ 34,700	$ 34,700
Research and Development Expense	718	665	552
Software amortization	208	197	196
Net capitalized software and development costs	900	1,100
Marketing and Advertising Expense	$ 3,900	$ 3,900	$ 3,700
Minimum | Software
Property, Plant and Equipment [Line Items]
Software estimated useful lives	5 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Software estimated useful lives	10 years